UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

SEMI-ANNUAL REPORT	JANUARY 31, 2017

Investment Adviser: GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

Notes to Financial Statements	11

Disclosure of Fund Expenses	20

Approval of Investment Advisory Agreement	22

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-362-8333; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value
ARGENTINA — 5.4%
BBVA Banco Frances ADR	15,795	$289,522
Grupo Financiero Galicia ADR	8,700	270,309
MercadoLibre	4,122	764,178
Pampa Energia ADR *	15,872	737,096

		2,061,105

BRAZIL — 10.1%
AES Tiete Energia	97,391	450,195
Banco do Brasil	15,819	156,458
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	158,965	934,449
Energisa	75,321	487,780
Petroleo Brasileiro *	155,805	801,928
Transmissora Alianca de Energia Eletrica	78,801	537,624
Ultrapar Participacoes	22,185	466,630

		3,835,064

CHILE — 1.0%
Banco Santander Chile ADR	17,597	379,919

CHINA — 9.3%
Alibaba Group Holding ADR *	11,502	1,165,268
Baidu ADR *	3,270	572,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Tencent Holdings	67,625	$1,767,443

		3,505,190

COLOMBIA — 1.0%
Bancolombia ADR	10,300	389,958

HONG KONG — 4.4%
China Mobile	95,000	1,064,431
CK Hutchison Holdings	50,500	603,887

		1,668,318

HUNGARY — 1.9%
OTP Bank	23,258	714,935

INDIA — 5.7%
HDFC Bank ADR	16,648	1,147,547
Tata Motors ADR	26,271	1,023,518

		2,171,065

INDONESIA — 3.6%
Bank Central Asia	561,000	642,823
Telekomunikasi Indonesia Persero	2,455,900	711,802

		1,354,625

MEXICO — 4.8%
Grupo Aeroportuario del Pacifico, Cl B	29,985	233,458
Grupo Aeroportuario del Sureste, Cl B	29,943	436,711
Industrias Penoles	19,700	467,858
Infraestructura Energetica Nova	99,416	440,556
Wal-Mart de Mexico	137,657	244,671

		1,823,254

NETHERLANDS — 0.9%
Heineken	4,381	327,771

PERU — 2.0%
Credicorp	4,710	770,933

RUSSIA — 15.7%
LUKOIL PJSC ADR	9,765	547,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
MMC Norilsk Nickel PJSC ADR	50,380	$814,645
Moscow Exchange MICEX-RTS PJSC	332,000	741,299
Rosneft Oil PJSC GDR	128,400	848,082
Sberbank of Russia PJSC ADR	132,959	1,550,302
Severstal PJSC GDR	52,794	836,785
Yandex, Cl A *	24,006	555,499

		5,894,526

SOUTH KOREA — 10.9%
Hyundai Mobis	1,982	412,739
Korea Aerospace Industries *	7,827	417,584
NAVER	670	437,019
Samsung Electronics GDR	2,704	2,299,752
Shinhan Financial Group ADR	14,593	577,007

		4,144,101

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria	110,804	751,402

TAIWAN — 4.3%
Taiwan Semiconductor Manufacturing ADR	52,805	1,632,202

THAILAND — 3.1%
CP ALL	690,300	1,186,116

UNITED KINGDOM — 6.6%
British American Tobacco	40,646	2,505,442

Total Common Stock (Cost $33,815,786)		35,115,926

PREFERRED STOCK — 3.1%
BRAZIL — 3.1%
Itau Unibanco Holding (Cost $1,104,164)	100,147	1,185,673

Total Investments— 95.8% (Cost $34,919,950)		$36,301,599

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

Percentages	are based on Net Assets of $37,883,068.

*	Non-income producing security.

ADR	—	American Depositary Receipt
CI	—	Class
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $34,919,950)	$36,301,599
Cash Equivalent	2,770,791
Deferred Offering Costs	81,205
Receivable from Investment Advisor	15,952
Receivable for Capital Shares Sold	2,250
Dividend and Interest Receivable	1,678
Reclaim Receivable	674

Total Assets	39,174,149

Liabilities:
Payable for Investment Securities Purchased	1,170,901
Payable to Administrator	7,918
Payable to Trustees	1,016
Chief Compliance Officer Fees Payable	611
Shareholder Servicing Fees Payable, Investor Shares	63
Foreign Currency Payable, at Value (Proceeds $27)	25
Other Accrued Expenses and Other Payables	110,547

Total Liabilities	1,291,081

Net Assets	$37,883,068

Net Assets Consist of:
Paid-in Capital	$36,605,199
Accumulated Net Investment Loss	(11,462)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(92,362)
Net Unrealized Appreciation on Investments	1,381,649
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	44

Net Assets	$37,883,068

Investor Shares:
Net Assets	$371,925
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	35,121
Net Asset Value, Offering and Redemption Price Per Share	$10.59

Institutional Shares:
Net Assets	$37,246,316
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	3,515,894
Net Asset Value, Offering and Redemption Price Per Share	$10.59

R6 Shares:
Net Assets	$264,827
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	25,014
Net Asset Value, Offering and Redemption Price Per Share	$10.59

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2017* (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$12,965
Less: Foreign Taxes Withheld	(1,428)

Total Investment Income	11,537

Expenses:
Investment Advisory Fees	20,174
Administration Fees	7,918
Trustees’ Fees	1,016
Chief Compliance Officer Fees	611
Shareholder Serving Fees, Investor Shares	63
Offering Costs	8,341
Transfer Agent Fees	7,274
Legal Fees	4,059
Audit Fees	3,789
Printing Fees	2,847
Custodian Fees	1,097
Registration and Filing Fees	460
Other Expenses	1,476

Total Expenses	59,125

Less:
Waiver of Investment Advisory Fees	(20,174)
Reimbursement from Adviser	(15,952)

Net Expenses	22,999

Net Investment Loss	(11,462)

Net Realized Loss on:
Investments	(56,627)
Foreign Currency Transactions	(35,735)

Net Realized Loss	(92,362)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,381,649
Foreign Currency Translation	44

Net Change in Unrealized Appreciation (Depreciation)	1,381,693

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,289,331

Net Increase in Net Assets Resulting from Operations	$1,277,869

*	The Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended January 31, 2017* (Unaudited)
Operations:
Net Investment Loss	$(11,462)
Net Realized Loss on Investments and Foreign Currency Transactions	(92,362)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	1,381,693

Net Increase in Net Assets Resulting From Operations	1,277,869

Capital Share Transactions:
Investor Class Shares
Issued	355,140

Net Investor Shares Transactions	355,140

Institutional Class Shares
Issued	35,999,924
Redeemed	(5)

Net Institutional Shares Transactions	35,999,919

R6 Class Shares
Issued	250,140

Net R6 Shares Transactions	250,140

Net Increase in Net Assets From Capital Share Transactions	36,605,199

Total Increase in Net Assets	37,883,068

Net Assets:
Beginning of Period	–

End of Period (including Accumulated Net Investment Loss of $(11,462))	$37,883,068

Shares Transactions:
Investor Shares
Issued	35,121

Total Investor Shares Transactions	35,121

Institutional Shares
Issued	3,515,894

Total Institutional Shares Transactions	3,515,894

R6 Shares
Issued	25,014

Total R6 Shares Transactions	25,014

Net Increase in Shares Outstanding From Share Transactions	3,576,029

*	The Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Investor Shares
Period Ended January 31, 2017(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Gain	0.60

Total from Investment Operations	0.59

Net Asset Value, End of Period	$10.59

Total Return†	5.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$372
Ratio of Expenses to Average Net Assets	1.32%††
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	3.07%††
Ratio of Net Investment Loss to Average Net Assets	(0.75)%††
Portfolio Turnover Rate	4%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Institutional Shares
Period Ended January 31, 2017(1) (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Gain	0.60

Total from Investment Operations	0.59

Net Asset Value, End of Period	$10.59

Total Return†	5.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$37,246
Ratio of Expenses to Average Net Assets	1.08%††
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.78%††
Ratio of Net Investment Loss to Average Net Assets	(0.54)%††
Portfolio Turnover Rate	4%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	R6 Shares
	Period Ended January 31, 2017(1) (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.00	)^
Net Realized and Unrealized Gain	0.59

Total from Investment Operations	0.59

Net Asset Value, End of Period	$10.59

Total Return†	5.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$265
Ratio of Expenses to Average Net Assets	1.07%††
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.83%††
Ratio of Net Investment Loss to Average Net Assets	(0.46)%††
Portfolio Turnover Rate	4%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	Amount represents less than $0.01 per share.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. GQG Partners LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Investor Shares, Institutional Shares and R6 Shares. The Fund commenced operations on December 28, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

The following table summarizes the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,061,105	$—	$—	$2,061,105
Brazil	3,835,064	—	—	3,835,064
Chile	379,919	—	—	379,919
China	1,737,747	1,767,443	—	3,505,190
Colombia	389,958	—	—	389,958
Hong Kong	—	1,668,318	—	1,668,318
Hungary	714,935	—	—	714,935
India	2,171,065	—	—	2,171,065
Indonesia	1,354,625	—	—	1,354,625
Mexico	1,823,254	—	—	1,823,254
Netherlands	327,771	—	—	327,771
Peru	770,933	—	—	770,933
Russia	5,894,526	—	—	5,894,526
South Korea	4,144,101	—	—	4,144,101
Spain	751,402	—	—	751,402
Taiwan	1,632,202	—	—	1,632,202
Thailand	1,186,116	—	—	1,186,116
United Kingdom	2,505,442	—	—	2,505,442

Total Common Stock	31,680,165	3,435,761	—	35,115,926

Preferred Stock	1,185,673	—	—	1,185,673

Total Investments in Securities	$32,865,838	$3,435,761	$—	$36,301,599

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $3,435,761 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2017. All other transfers were considered to have occurred as of the end of the period.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 3 assets and liabilities.

As of January 31, 2017, the Fund did not hold any Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

For the period ended January 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of January 31, 2017, the remaining amount still to be amortized for the Fund was $81,205.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2017, the Fund paid $7,918 for these services.

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund’s Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 1.08% of the average daily net assets of each of the Fund’s share classes until November 30, 2018 (the “Contractual Expense Limit”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2018. As of January 31, 2017, the fees which were previously waived by the Adviser which may be

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $36,126 expiring in 2020.

6. Investment Transactions:

For the period ended January 31, 2017, the Fund made purchases of $35,983,618 and sales of $1,012,186 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency, written options, swap contracts and futures contracts) by the Fund at January 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 34,919,950	$1,541,042	$(159,393)	$1,381,649

8. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

9. Other:

At January 31, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
GQG Partners Emerging Markets Equity Fund, Institutional Shares	1	96%
GQG Partners Emerging Markets Equity Fund, Investor Shares	3	99%
GQG Partners Emerging Markets Equity Fund, R6 Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 28, 2016 to January 31, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/16	Ending Account Value 1/31/17	Annualized Expense Ratios	Expenses Paid During Period*
GQG Partners Emerging Markets Equity Fund - Investor Shares
Actual Portfolio Return	$1,000.00	$1,059.00	1.32%	$1.23	**
Hypothetical 5% Return	1,000.00	1,018.55	1.32	6.72
GQG Partners Emerging Markets Equity Fund - Institutional Shares
Actual Portfolio Return	$1,000.00	$1,059.00	1.08%	$1.01	**
Hypothetical 5% Return	1,000.00	1,019.76	1.08	5.50
GQG Partners Emerging Markets Equity Fund - R6 Shares
Actual Portfolio Return	$1,000.00	$1,059.00	1.07%	$1.00	**
Hypothetical 5% Return	1,000.00	1,019.81	1.07	5.45

*	Unless otherwise stated, expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 34/365 (to reflect the period from inception to period end).

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 8, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2017

profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

GQG Partners Emerging Markets Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

350 East Las Olas Boulevard, Suite 1100

Fort Lauderdale, Florida 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GQG-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: April 10, 2017